Definition of Terms in Fund Name	Sep. 03, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in a portfolio of municipal bonds. As of the trust’s initial date of deposit (the “Inception Date”), 100% of the trust’s portfolio is invested in municipal bonds. The sponsor will select bonds that it believes have the best chance to meet the trust’s investment objective over its life.